Commitments and Contingencies (Details Narrative) $ in Thousands	Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Commitments relating to supervision services agreements	$ 6,400
Acquisition of vessel owning companies from CMTC [Member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels under construction	486,000
Vessels under Construction [member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels under construction	$ 1,490,121